Change in NonCash Operating Working Capital (Tables)	9 Months Ended
Jun. 30, 2026
Change in NonCash Operating Working Capital
Schedule of Change in Non-Cash Operating Working Capital
	June 30, 2026	June 30, 2025
Trade and other receivables	$(13,506)	(7,810)
Inventories	(6,062)	(2,475)
Prepaid expenses and other	(5,277)	(2,097)
Trade and other payables	(1,100)	(306)
	$(25,945)	(12,688)